Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Income Taxes [Abstract]
Schedule of Income (Loss) Before Income Taxes by Geographic Region

The following table presents the components of income (loss) before income taxes by geographic region for the three months ended June 30, 2026, in accordance with the updated requirements of ASU 2023-09:

June 30, 2026
US$
United States	(260,832)
Foreign (Hong Kong)	4,056,691
Total income (loss) before income taxes	3,795,859

The following table presents the components of income (loss) before income taxes by geographic region for the year ended March 31, 2026, in accordance with the updated requirements of ASU 2023-09:

March 31, 2026
US$
United States	(757,815)
Foreign (Hong Kong)	10,019,171
Total income before income taxes	9,261,356

Schedule of Benefit from Income Taxes

The following tables present the provision for benefit from income taxes for the three months ended June 30, 2026, in accordance with the updated requirements of ASU 2023-09:

June 30, 2026
US$
Current income taxes:
U.S. Federal	—
U.S. State & local (net)	—
Foreign (Hong Kong)	644,075
Total current	644,075

Deferred income taxes:
U.S. Federal	—
U.S. State & local (net)	—
Foreign (Hong Kong)	—
Total deferred	—
Income tax expenses	644,075

The following tables present the provision for benefit from income taxes for the year ended March 31, 2026, in accordance with the updated requirements of ASU 2023-09:

March 31, 2026
US$
Current income taxes:
U.S. Federal	—
U.S. State & local (net)	—
Foreign (Hong Kong)	1,728,035
Total current	1,728,035

Deferred income taxes:
U.S. Federal	—
U.S. State & local (net)	—
Foreign (Hong Kong)	—
Total deferred	—
Income tax expenses	1,728,035

Schedule of Effective Income Tax Rate

During the three months ended June 30, 2026, the Company adopted ASU 2023-09. As a result of the adoption, the effective income tax rate for the three months ended June 30, 2026 as follows:

	For the three months ended June 30, 2026
	US$	%
US Federal Statutory Tax Rate	797,130	21.0%

State and local income taxes, net of federal income tax effect	—	0.0%
Foreign tax effects:
Hong Kong	(165,286)	(4.4)%
Effect of rates different than statutory	(21,154)	(0.6)%
Non-deductible items	148	0.0%
Hong Kong two-tier tax regime benefit and exempt interest income	(21,538)	(0.6)%
Change in valuation allowance of deferred income tax assets	54,775	1.4%
Total income tax expenses and effective tax rate	644,075	17.0%

The Company operates in serval tax jurisdictions. Therefore, its income is subject to various rates of taxation. The income tax expense differs from the amount that would have resulted from applying the US statutory income tax rates to the Company’s pre-tax income for the year ended March 31, 2025 as follows:

March 31, 2025
US$
Income before income tax expenses	6,692,553
US federal statutory income tax rate	21%
Income tax calculated at statutory rate	1,405,436
Decrease in income tax expense resulting from:
Rate differences in various jurisdictions	(263,156)
Non-deductible expenses	8,882
Change in valuation allowance of deferred income tax assets	(43,633)
Additional tax reduction related to HK two-tiered profits tax regime	(21,154)
Income tax expense	1,086,375

During the year ended March 31, 2026, the Company adopted ASU 2023-09. As a result of the adoption, the effective income tax rate for the year ended March 31, 2026 from the US statutory income tax rates as follows:

	For the year ended March 31, 2026
	US$	%
US Federal Statutory Tax Rate	2,104,026	21.0%

State and local income taxes, net of federal income tax effect	—	0.0%
Foreign tax effects:
Hong Kong
Effect of rates different than statutory	(456,118)	(26.1)%
Non-deductible items	115,500	6.7%
Hong Kong two-tier tax regime benefit and exempt interest income	(40,628)	(2.4)%
Change in valuation allowance of deferred income tax assets	5,255	9.2%
Total income tax expenses and effective tax rate	1,728,035	18.7%

Schedule of Cash Paid for Income Taxes (Net of Refunds)

The amount of cash paid for income taxes (net of refunds) for the three months ended June 30, 2026 is as follows:

For the three months ended June 30, 2026
US$
United States	—
Foreign (Hong Kong)	272,001
Total income taxes paid, net of refunds	272,001

The amount of cash paid for income taxes (net of refunds) for the fiscal year ended March 31, 2026 is as follows:

For the year ended March 31, 2026
US$
United States	—
Foreign (Hong Kong)	2,208,238
Total income taxes paid, net of refunds	2,208,238

Schedule of Deferred Tax Assets and Liabilities

The tax effect of temporary differences that gives rise to significant portions of the deferred tax assets and liabilities are presented below:

	March 31, 2026	March 31, 2025
	US$	US$
Deferred tax assets:
Net operating loss carryforwards	159,141	164,396
Gross deferred tax assets	159,141	164,396
Less valuation allowance	(159,141)	(164,396)
Total deferred tax assets	—	—

Deferred tax liabilities:
Gross deferred tax liabilities	—	—
Net deferred tax asset	—	—